Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Net operating loss carryforwards in China	$ 4,831,979	$ 41,269,603
Allowance for credit loss	27,154
Total deferred tax assets	4,859,133	41,269,603
Deferred tax liabilities
Intangible assets from acquisition	(2,598,580)	(32,580,236)
Amortization	1,149,372	522,528
Intangible assets impairment	1,449,208	30,110,105
Total deferred tax liabilities		(1,947,603)
Net deferred tax asset (liabilities) before allowance	4,859,133	39,322,000
Valuation allowance	(4,859,133)	(41,269,603)
Total net deferred tax (liability)		$ (1,947,603)